Northern Lights Fund Trust III

HCM Tactical Growth Fund

HCM Dividend Sector Plus Fund

Incorporated herein by reference is the definitive version of the Prospectus for the HCM Tactical Growth Fund and HCM Dividend Sector Plus Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 10, 2019, (SEC Accession 0001580642-19-002465).